Summary of Significant Accounting Policies (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies [Line Items]
Inventory write-down									$ 5,400,000	$ 0
Goodwill and intangible assets	$ 2,000,000,000				$ 2,100,000,000				2,000,000,000	2,100,000,000
Impairment of intangible assets									13,194,000	0	$ 0
Indefinite-lived intangible assets (excluding goodwill)	647,347,000				644,713,000				647,347,000	644,713,000
Amortization of intangible assets									84,678,000	64,407,000	27,977,000
Amortization expense in 2018	66,900,000								66,900,000
Amortization expense in 2019	64,200,000								64,200,000
Amortization expense in 2020	58,200,000								58,200,000
Amortization expense in 2021	52,200,000								52,200,000
Amortization expense in 2022	51,900,000								51,900,000
Depreciation									30,600,000	$ 33,300,000	$ 14,200,000
Provisional income tax expense as result of Tax Cuts and Jobs Act									$ 31,800,000
Federal statutory rate									35.00%	35.00%	35.00%
Accrual related to uncertain tax positions included in income tax benefit	2,500,000								$ 2,500,000
Less: allowance for doubtful accounts	(1,446,000)				(1,671,000)				(1,446,000)	$ (1,671,000)
Provision for doubtful accounts									900,000	100,000
Equity-based compensation expense for continuing operations									$ 28,307,000	42,693,000	$ 26,074,000
Number of reportable segments | Segment									2
Foreign currency transaction gains									$ 1,400,000	800,000	(2,400,000)
Revenues	160,983,000	$ 246,040,000	$ 292,601,000	$ 266,382,000	246,892,000	$ 269,331,000	$ 332,322,000	$ 268,949,000	966,006,000	1,117,494,000	447,517,000
Revenue from transfer of intellectual property and other									75,537,000	105,455,000	62,070,000
Decrease to deferred tax liabilities	(148,729,000)				(165,331,000)				$ (148,729,000)	(165,331,000)
Adoption of ASU 2016-09					31,665,000					$ 31,665,000
Minimum
Summary of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful lives									3 years
Estimated tax exposure range									$ 0
Maximum
Summary of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful lives									20 years
Estimated tax exposure range									$ 50,000,000
Computer Software, Intangible Asset
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									3 years
Machinery, Medical and Other Equipment | Minimum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									5 years
Machinery, Medical and Other Equipment | Maximum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									8 years
Furniture and Fixtures | Minimum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									5 years
Furniture and Fixtures | Maximum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									12 years
Land, Buildings and Improvements | Minimum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									10 years
Land, Buildings and Improvements | Maximum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									40 years
Automobiles and Aircraft | Minimum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									3 years
Automobiles and Aircraft | Maximum
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									5 years
Accounts Receivable | Government Contracts Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue contributed by customer									16.00%	23.00%
Self-Pay
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue contributed by customer									3.20%	4.10%
Scenario, Adjustment
Summary of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets (excluding goodwill)					(187,600,000)		(187,600,000)			$ (187,600,000)
Effect of change
Summary of Significant Accounting Policies [Line Items]
Revenues	6,500,000
In Process Research and Development
Summary of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful lives									12 years
Internal Revenue Service (IRS)
Summary of Significant Accounting Policies [Line Items]
Federal statutory rate									35.00%
Finite-Lived Intangible Assets | Scenario, Adjustment
Summary of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets (excluding goodwill)							$ 187,600,000
Accumulated Deficit
Summary of Significant Accounting Policies [Line Items]
Adoption of ASU 2016-09					$ 31,665,000					31,665,000
Accounting Standards Update 2014-09 | Effect of change
Summary of Significant Accounting Policies [Line Items]
Revenues									$ (41,800,000)
Revenue from transfer of intellectual property and other									4,869,000	(20,610,000)	(19,783,000)
Accounting Standards Update 2016-09, Excess Tax Benefit Component
Summary of Significant Accounting Policies [Line Items]
Decrease to deferred tax liabilities	31,700,000								31,700,000
Accounting Standards Update 2016-09, Excess Tax Benefit Component | Accumulated Deficit
Summary of Significant Accounting Policies [Line Items]
Adoption of ASU 2016-09	$ 31,700,000								31,700,000
VARUBI
Summary of Significant Accounting Policies [Line Items]
Impairment of intangible assets									13,200,000
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Summary of Significant Accounting Policies [Line Items]
Revenue from transfer of intellectual property and other									$ (3,400,000)	$ 23,300,000	$ 22,100,000